CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Q2) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Revenue	$ 48,610	$ 36,048		$ 87,589	$ 67,214	$ 159,218	$ 138,016	$ 107,727
Costs and expenses
Total costs and expenses	31,037	26,033		57,774	48,223	106,874	84,954	67,161
Selling, general and administrative expenses	12,507	10,437		24,346	20,795	47,319	44,048	40,152
Operating income (loss)	5,066	(422)		5,469	(1,804)	5,025	9,014	414
Other income (expense)
Other income	4	188		12	193
Interest expense	(1,996)	(1,740)		(4,013)	(3,500)	(7,467)	(7,258)	(6,690)
Income (loss) before income taxes	3,074	(1,974)		1,468	(5,111)	(2,241)	1,768	(6,265)
(Provision) benefit from income taxes	(2)	(20)		144	177	104	(31)	2,767
Net income (loss)	3,072	(1,994)		1,612	(4,934)	(2,137)	1,737	(3,498)
Less: Net (income) loss attributable to non-controlling interest (Note 2)	(2,806)	253		(3,590)	(220)	(4,264)	(3,377)	(2,335)
Net income (loss) attributable to Telos Corporation (1)(2)	$ 266	$ (1,741)	[1]	$ (1,978)	$ (5,154)	(6,401)	(1,640)	(5,833)
Pro forma net earnings (loss) per share attributable to Telos Corporation, basic (unaudited) (in dollars per share)	$ 0	$ 0		$ 0	$ 0
Pro forma weighted-average shares of common stock outstanding, basic (unaudited) (in shares)	0	0		0	0
Pro forma net earnings (loss) per share attributable to Telos Corporation, diluted (unaudited) (in dollars per share)	$ 0	$ 0		$ 0	$ 0
Pro forma weighted-average shares of common stock outstanding, diluted (unaudited) (in shares)	0	0		0	0
Class A Common Stock [Member]
Other income (expense)
Net earnings (loss) per share attributable to Telos Corporation, basic (in dollars per share)	$ 0.01	$ (0.04)		$ (0.04)	$ (0.11)
Net earnings (loss) per share attributable to Telos Corporation, diluted (in dollars per share)	$ 0.01	$ (0.04)		$ (0.04)	$ (0.11)
Weighted-average shares of stock outstanding, basic (in shares)	44,580	43,394		44,259	43,064
Weighted-average shares of stock outstanding, diluted (in dollars per share)	46,279	43,394		44,259	43,064
Class B Common Stock [Member]
Other income (expense)
Net earnings (loss) per share attributable to Telos Corporation, basic (in dollars per share)	$ 0.01	$ (0.04)		$ (0.04)	$ (0.11)
Net earnings (loss) per share attributable to Telos Corporation, diluted (in dollars per share)	$ 0.01	$ (0.04)		$ (0.04)	$ (0.11)
Weighted-average shares of stock outstanding, basic (in shares)	4,038	4,038		4,038	4,038
Weighted-average shares of stock outstanding, diluted (in dollars per share)	4,038	4,038		4,038	4,038
Service [Member]
Revenue
Revenue	$ 45,486	$ 34,377		$ 80,044	$ 62,414	143,581	120,990	81,606
Costs and expenses
Total costs and expenses	29,378	25,203		54,243	45,394	98,772	76,857	49,965
Product [Member]
Revenue
Revenue	3,124	1,671		7,545	4,800	15,637	17,026	26,121
Costs and expenses
Total costs and expenses	$ 1,659	$ 830		$ 3,531	$ 2,829	$ 8,102	$ 8,097	$ 17,196

[1]	Changes in net income are the result of several factors, including seasonality of the government year-end buying season, as well as the nature and timing of other deliverables.